Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues:
Lease rental income	$ 187,434,000	$ 144,774,000	$ 356,678,000	$ 290,252,000
Trading container margin	4,231,000	571,000	6,397,000	1,220,000
Gain on sale of owned fleet containers, net	18,836,000	5,640,000	31,194,000	11,434,000
Operating expenses:
Distribution expense to managed fleet container investors	13,524,000	14,692,000	27,019,000	28,855,000
Depreciation expense	70,015,000	63,848,000	135,821,000	130,682,000
Amortization expense	688,000	557,000	1,488,000	1,121,000
General and administrative expense	10,820,000	9,866,000	21,720,000	20,004,000
Bad debt (recovery) expense, net	(83,000)	(276,000)	(1,210,000)	1,769,000
Container lessee default expense (recovery), net	855,000	(1,671,000)	(3,113,000)	(1,683,000)
Total operating expenses	101,606,000	102,264,000	194,309,000	209,260,000
Income from operations	110,007,000	49,265,000	202,108,000	95,674,000
Other (expense) income:
Interest expense	(30,147,000)	(30,022,000)	(59,253,000)	(66,134,000)
Write-off of unamortized debt issuance costs and bond discounts	(2,945,000)		(3,212,000)	(122,000)
Interest income	26,000	56,000	63,000	456,000
Realized loss on financial instruments, net	(2,448,000)	(3,267,000)	(5,404,000)	(4,793,000)
Unrealized gain (loss) on financial instruments, net	1,406,000	1,342,000	4,598,000	(13,595,000)
Other, net	25,000	(3,000)	140,000	(56,000)
Net other expense	(34,083,000)	(31,894,000)	(63,068,000)	(84,244,000)
Income before income taxes	75,924,000	17,371,000	139,040,000	11,430,000
Income tax benefit (expense)	117,000	(1,074,000)	(949,000)	(241,000)
Net income	76,041,000	16,297,000	138,091,000	11,189,000
Less: Dividends on preferred shares	2,246,000		2,246,000
Less: Net income (loss) attributable to the noncontrolling interest	0	308,000	0	(421,000)
Net income attributable to common shareholders	$ 73,795,000	$ 15,989,000	$ 135,845,000	$ 11,610,000
Net income attributable to common shareholders per share:
Basic	$ 1.48	$ 0.30	$ 2.72	$ 0.21
Diluted	$ 1.45	$ 0.30	$ 2.67	$ 0.21
Weighted average shares outstanding (in thousands):
Basic	49,855	53,715	50,002	55,084
Diluted	50,790	53,776	50,839	55,148
Owned Fleet
Revenues:
Lease rental income	$ 172,448,000	$ 128,648,000	$ 326,871,000	$ 258,720,000
Operating expenses:
Direct container expense - owned fleet	5,787,000	15,248,000	12,584,000	28,512,000
Managed Fleet
Revenues:
Lease rental income	14,986,000	16,126,000	29,807,000	31,532,000
Operating expenses:
Distribution expense to managed fleet container investors	13,524,000	14,692,000	27,019,000	28,855,000
Management Fees - Non-Leasing
Revenues:
Revenue	1,112,000	544,000	2,148,000	2,028,000
Trading Containers
Revenues:
Revenue	8,730,000	7,427,000	16,341,000	17,012,000
Cost of trading containers sold	$ (4,499,000)	$ (6,856,000)	$ (9,944,000)	$ (15,792,000)